BANK BORROWINGS	12 Months Ended
Dec. 31, 2013
BANK BORROWINGS
BANK BORROWINGS

10.            BANK BORROWINGS

The Company’s bank borrowings consisted of the following:

	At December 31,
	2012	2013
	$	$
Bank borrowings
Short-term	711,773,487	613,433,236
Long-term, current portion	164,047,303	322,156,646
Total current	875,820,790	935,589,882

Long-term, non-current portion	415,150,385	100,502,222
Total	1,290,971,175	1,036,092,104

Short-term borrowings

The Company’s short-term bank borrowings consisted of the following:

	At December 31,
	2012	2013
	$	$

Short-term borrowings guaranteed by Trina	151,136,743	376,481,244
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	56,136,744	139,481,245
Unsecured short-term borrowings	504,500,000	97,470,747
Total	711,773,487	613,433,236

The average interest rate on short term borrowings was 3.88% and 3.70% per annum for the years ended December 31, 2012 and 2013, respectively. The funds borrowed under the above short-term arrangements are repayable within one year. As of December 31, 2013, eight short term loans are secured by the plant and machinery of Trina China with carrying value of $109,277,371.

As of December 31, 2013, the Company has short-term bank facilities of $771,361,020, with various banks, of which $613,433,236 had been drawn down, and $157,927,784 was available.

Long term borrowings

The Company’s long-term borrowings consisted of the following:

	At December 31,
	2012	2013
	$	$

Long-term borrowings secured by plants, machineries, and land use rights	300,271,499	147,077,179
Long-term borrowings secured by solar project assets	—	11,481,245
Long-term borrowings guaranteed by Trina	80,000,000	80,000,000
Unsecured long-term borrowings	198,926,189	184,100,444
Total	579,197,688	422,658,868

On September 8, 2009, Trina China entered into a five-year credit facility with a syndicate of banks including both Renminbi (“RMB”) facility and US dollar facility (the “Facility”) amounting to RMB1,524.6 million ($242.0 million) and $80.0 million respectively, of which RMB1,292.0 million ($205.1 million) and $80.0 million are designated solely for the expansion of the Company’s production capacity, and the remaining amount to be used to supplement working capital requirements once the capacity expansion is completed. The facility can be drawn down either in RMB and US dollar. As of December 31, 2012 and 2013, the Company had fully drawn down the capacity expansion portion under the Facility. Trina China had a loan balance of $184.6 million and $93.5 million as of December 31, 2012 and 2013, respectively. The weighted-average interest rate for borrowings under the Facility is 6.43% and 6.62% for the years ended December 31, 2012 and 2013, respectively. Interest is payable quarterly or biannually in arrears for loans denominated in RMB and US dollars, respectively. The interest rate on RMB-denominated borrowings is 110% of the prevailing base lending rate pronounced by People’s Bank of China (“PBOC”) for loans of similar duration. The interest rate on US dollar-denominated borrowings is the prevailing six-month US London Interbank Offered Rate (“LIBOR”) plus 300 basis points. As of December 31, 2013, the Facility is guaranteed by Trina as well as by the property, plant and equipment with carrying value of $253,565,110 and the related land use rights of $13,974,361. For purposes of the expansion, the Company is required to match Facility draw-down with an equal amount of cash from sources other than the Facility. The Facility contains certain financial covenants which require that specified debt to total assets ratio, net profit ratio and income to interest ratio be maintained. As of December 31, 2011, Trina China violated the net profit ratio and income to interest ratio covenants. Trina China obtained a waiver letter from the Agriculture Bank of China, the leading bank in the syndicated loan, on February 8, 2012 to waive the covenants for the whole Facility period.

On May 17, 2011, Trina China entered into a three year credit facility with the Export-Import Bank of China (the “Ex-Imp Facility”) amounting to $40.0 million, which is designated solely for capital expenditure purposes. As of December 31, 2012, the Company had drawn down $14.0 million and the remaining $26.0 million had expired due to the completion of the underlying capital project. Trina China had a loan balance outstanding of $10.5 million and $3.5 million as of December 31, 2012 and 2013, respectively. The interest rate is the prevailing six-month US LIBOR plus 380 basis points, which is 4.47% and 4.59% in 2012 and 2013, respectively. As of December 31, 2013, the Ex-Imp Facility is guaranteed by Trina as well as by the property, plant and equipment with carrying value of $27,481,009. The facility contains a debt payment coverage ratio covenant. Trina China was in compliance with the covenant as of December 31, 2012 and 2013.

On June 29, 2011, Trina China entered into a three-year credit facility with China Development Bank (“CDB”) (the “TCZ CDB Facility”) amounting to $180.0 million, which is designated for the working capital. As of December 31, 2012 and 2013, the Company had fully drawn down the TCZ CDB Facility. Trina China had a loan balance outstanding of $180.0 million as of December 31, 2012 and 2013. The interest rate is the prevailing three-month US LIBOR plus 300 basis points, which is 3.47% and 3.57% in 2012 and 2013, respectively. The TCZ CDB Facility contains certain financial covenants which require that specified current ratio, quick ratio, debt to asset ratio, debt repayment coverage ratio, interest coverage ratio, contingent liability ratio, current assets turnover and accounts receivable turnover be maintained. As of December 31, 2012, Trina China violated the required threshold of relevant covenants of debt to asset ratio, current assets turnover and accounts receivable turnover. Trina China obtained a written letter from CDB stating that the bank waives Trina China’s covenants breach by revising those relevant covenants. As of December 31, 2013, Trina China was in compliance with the revised covenants.

On December 7, 2011, Trina Solar (Changzhou) Science and Technology Co., Ltd. (“TST”) entered into a three-year structured term loan facility with Standard Chartered Bank (Hong Kong) Limited (the “SC Facility”) amounting to $100.0 million, which can be drawn down in single or multiple tranches within the first 12 months either in HKD or USD. Each tranche is for a term of up to 36 months from the initial drawdown date, and may be extended for up to another two years at TST’s discretion. The SC Facility is designated solely for the Company’s East Campus construction, which is expected to add approximately 500 MW of cell and module capacity to facilitate the Company’s high-efficiency Honey cell technology. As of December 31, 2012 and 2013, the Company had fully drawn down the SC Facility. TST had a loan balance outstanding of $100.0 million and $45.2 million as of December 31, 2012 and 2013, respectively. The interest rate is the Hong Kong Interbank Offered Rate plus 2.25%, which is 2.63% and 2.61% in 2012 and 2013 respectively. The SC Facility is guaranteed by Trina as well as by the property, plant and equipment for which this borrowing is used to construct. The carrying value of property, plant and equipment was $100,656,111 as of December 31, 2013. The SC Facility contains certain financial covenants which require that specified gearing, net tangible assets value and EBITDA-to-interest ratio be maintained. TST was in compliance with the covenants as of December 31, 2012 and 2013.

On December 23, 2011, Trina China entered into a three-year credit facility with Agriculture Bank of China (the “ABC Facility”) amounting to RMB 30.0 million ($4.8 million) at an interest rate of 6.65% per year, which is designed solely for the “MW Square Crystal Silicon Heterojunction Solar Battery Research, Development and Industrialization Project”. As of December 31, 2012 and 2013, the Company had fully drawn down the facility. Trina China had a loan balance outstanding of $4.8 million as of December 31, 2012 and 2013. As of December 31, 2013, the ABC Facility is secured by the land use rights with carrying value of $2,292,987. There are no covenants with respect to this facility.

On December 31, 2012, Trina Solar (Luxembourg) Holdings S.A.R.L. (“TLH”) entered into a three-year credit facility with CDB (the “TLH CDB Facility”) amounting to $80.0 million which is designated for working capital. As of December 31, 2012 and 2013, the Company had fully drawn down the facility. TLH had a loan balance outstanding of $80.0 million as of December 31, 2012 and 2013. The interest rate is the prevailing six-month US LIBOR plus 370 basis points which is 4.21% in 2012 and 2013, respectively. The TLH CDB Facility is guaranteed by Trina. The facility contains financial covenants and TLH was in compliance with the covenants as of December 31, 2012 and 2013.

Trina also financed certain solar energy project through specific bank borrowing secured by the project assets. On November 15, 2013, one of Trina’s subsidiaries, Wuwei Trina Solar Electricity Generation Pte Ltd. (“Wuwei”) entered into a loan agreement with CDB for the construction of PV project located in China Gansu province. The total credit facility under the agreement is RMB 370.0 million ($60.7 million), with a maturity of 180 months. Interest is due quarterly in arrears. The interest rate is the prevailing base lending rate pronounced by PBOC for loans of similar duration. The outstanding balance as of December 31, 2013 was RMB 70.0 million ($11.5 million). The remaining undrawn amount under the credit facility is RMB 300 million ($49.2 million) as of December 31, 2013. The loan was guaranteed by Trina China in addition to collateral provided by Wuwei’s project assets. The borrowing bears the prevailing base lending rate pronounced by PBOC for loans of similar duration. The borrowing contains an asset liability ratio covenant. Wuwei was in compliance with the covenant as of December 31, 2013.

Future principal payments under the above long-term borrowings as of December 31, 2013 are as follows:

Fiscal Years Ending December 31,	Borrowings secured by solar project	Other long-term borrowings	Total

2014	—	322,156,646	322,156,646
2015	3,280,356	86,560,711	89,841,067
2016	4,100,444	—	4,100,444
2017	4,100,445	—	4,100,445
2018		2,460,266	2,460,266
Total	11,481,245	411,177,623	422,658,868